Debt, Paycheck Protection Program Loan (FY) (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 24, 2020	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Paycheck Protection Program Loan [Abstract]
Loan amount received		$ 1,514	$ 0	$ 0	$ 0
Paycheck Protection Program Loan [Member]
Paycheck Protection Program Loan [Abstract]
Loan amount received	$ 1,512
Interest rate percentage				1.00%
Term of loan				2 years
Principal forgiven				$ 1,512
Accrued interest forgiven				$ 23